PREPAID EXPENSE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSE AND OTHER ASSETS [Abstract]
Schedule of Prepaid Expense and Other Assets

	December 31, 2014	December 31, 2015
Funds receivable from external payment network providers (i)	30,588	30,556
Prepaid VAT and surcharge tax	—	4,252
Prepaid expense	969	2,216
Others	1,035	1,069
Total	32,592	38,093

(i)
The Company opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers. The Company also uses such accounts to collect the transaction fee and service fee, and repay and collect the default loan principal and interest. The balance of funds receivable from external payment network providers mainly includes (a) fund received from investors but not yet transferred to accounts of borrowers by external payment network providers due to the settlement time lag; (b) repayment of loan principal and interest amounts received from borrowers but not yet transferred to accounts of investors by external payment network due to the settlement time lag and (c) accumulated amounts of transaction fee, service fee received, payment and collection of default loan and interest at the balance sheet date.